Vanguard® Global Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.5%)
Australia (0.9%)
	Orica Ltd.	1,432,006	14,242
	Cleanaway Waste Management Ltd.	3,161,604	6,262
	ALS Ltd.	587,471	5,741
	Insurance Australia Group Ltd.	1,477,278	5,712
	Brambles Ltd.	614,598	5,274
	BlueScope Steel Ltd.	257,591	4,233
	BHP Group Ltd.	112,091	4,078
	carsales.com Ltd.	272,706	4,038
	GUD Holdings Ltd.	431,618	3,879
	Australia & New Zealand Banking Group Ltd.	158,174	3,339
	Washington H Soul Pattinson & Co. Ltd.	106,375	2,690
	QBE Insurance Group Ltd.	273,394	2,206
	Aurizon Holdings Ltd.	756,315	2,107
	Newcrest Mining Ltd.	105,540	2,001
	Macquarie Group Ltd.	15,172	1,778
	Ampol Ltd.	77,309	1,636
	Telstra Corp. Ltd.	480,728	1,356
	Evolution Mining Ltd.	350,475	1,184
	James Hardie Industries plc GDR	33,636	1,141
	Oil Search Ltd.	360,886	1,031
	IPH Ltd.	173,702	1,016
*	Qantas Airways Ltd.	269,866	942
	AMP Ltd.	1,111,213	938
	GWA Group Ltd.	394,982	821
	Nine Entertainment Co. Holdings Ltd.	355,649	777
*	Domain Holdings Australia Ltd.	200,247	776
	Metcash Ltd.	257,497	772
	Aristocrat Leisure Ltd.	23,191	749
	Beach Energy Ltd.	760,708	707
	Challenger Ltd.	144,873	587
			82,013
Austria (0.1%)
	Wienerberger AG	93,640	3,610
[1]	Oesterreichische Post AG	27,824	1,481
			5,091
Belgium (0.0%)
	Anheuser-Busch InBev SA	32,193	2,321
Brazil (0.7%)
	B3 SA - Brasil Bolsa Balcao	6,557,700	22,176
	Porto Seguro SA	1,173,273	12,613
*	Natura & Co. Holding SA	777,681	8,872

		Shares	Market Value ($000)
	Ambev SA	2,022,901	6,943
	MRV Engenharia e Participacoes SA	1,065,100	3,497
*	Embraer SA	715,013	2,713
	Banco Bradesco SA Preference Shares	487,223	2,520
	LOG Commercial Properties e Participacoes SA	386,133	2,467
	Itausa SA Preference Shares	564,023	1,264
*	LPS Brasil Consultoria de Imoveis SA	328,339	312
			63,377
Canada (3.1%)
*	Shopify Inc. Class A (XTSE)	71,780	104,869
	Fairfax Financial Holdings Ltd. (OOTC)	92,701	40,652
	Barrick Gold Corp. (XTSE)	1,416,437	29,292
[1]	PrairieSky Royalty Ltd.	2,080,913	25,197
*,2	Spin Master Corp.	582,984	22,678
	Gildan Activewear Inc.	440,441	16,252
	Canadian Natural Resources Ltd.	394,602	14,325
	Fairfax Financial Holdings Ltd. (XTSE)	27,770	12,161
	Brookfield Asset Management Inc. Class A	171,811	8,765
	Ritchie Bros Auctioneers Inc.	95,164	5,642
*	Brookfield Asset Management Reinsurance Partners Ltd. Class A	2,618	138
			279,971
Chile (0.2%)
	Cia Sud Americana de Vapores SA	86,294,196	7,450
	Quinenco SA	2,713,516	5,871
	Enaex SA	94,405	1,061
			14,382
China (3.8%)
*,2	Meituan Class B	2,038,200	84,078
*	Alibaba Group Holding Ltd. ADR	332,383	75,378
	Ping An Insurance Group Co. of China Ltd. Class H	4,468,000	43,677
*,1	Li Auto Inc. ADR	842,579	29,440
*	Tencent Music Entertainment Group ADR	1,199,226	18,564
*,2	Ping An Healthcare and Technology Co. Ltd.	1,384,400	17,246
[3]	Brilliance China Automotive Holdings Ltd.	16,914,000	15,903
*	Baidu Inc. ADR	71,278	14,534
	Autohome Inc. ADR	173,470	11,095
	Yum China Holdings Inc.	121,188	8,029
	Tingyi Cayman Islands Holding Corp.	3,685,608	7,358
*	KE Holdings Inc. ADR	138,399	6,599
	Want Want China Holdings Ltd.	6,881,557	4,873
	Uni-President China Holdings Ltd.	2,615,000	2,885
*	China Mengniu Dairy Co. Ltd.	347,000	2,096
*	Trip.com Group Ltd. ADR	43,696	1,549
	Tsingtao Brewery Co. Ltd. Class H	104,000	1,118
[2]	BAIC Motor Corp. Ltd. Class H	2,161,132	804
	Ajisen China Holdings Ltd.	2,418,000	553
			345,779
Colombia (0.1%)
	Bancolombia SA ADR	100,853	2,904
	Grupo Aval Acciones y Valores SA Preference Shares	4,085,080	1,179
			4,083
Cyprus (0.0%)
*	Cairo Mezz plc	1,333,092	189
Czech Republic (0.0%)
*	Komercni banka AS	75,118	2,643

		Shares	Market Value ($000)
Denmark (0.7%)
*	Genmab A/S	63,017	25,821
	Novo Nordisk A/S Class B	102,885	8,612
	Vestas Wind Systems A/S	219,573	8,579
	GN Store Nord AS	79,116	6,919
	Coloplast A/S Class B	34,032	5,588
*	Demant A/S	77,924	4,391
	Carlsberg AS Class B	22,780	4,251
[2]	Orsted AS	17,304	2,429
			66,590
Finland (0.1%)
	Sampo Oyj Class A	75,428	3,468
	Wartsila Oyj Abp	187,508	2,786
			6,254
France (1.8%)
	Pernod Ricard SA	316,811	70,415
	Legrand SA	240,754	25,516
	EssilorLuxottica SA	128,586	23,754
*	Ubisoft Entertainment SA	184,936	12,921
*	Eurofins Scientific SE	79,290	9,069
	Edenred	82,021	4,677
	BNP Paribas SA	66,353	4,164
	Schneider Electric SE	25,229	3,977
	ArcelorMittal SA	106,714	3,285
	AXA SA	103,693	2,633
	Thales SA	24,460	2,499
	Alten SA	12,456	1,653
*	JCDecaux SA	49,545	1,374
	Vicat SA	8,263	400
	Quadient SA	2,016	61
			166,398
Germany (1.6%)
	adidas AG	123,274	46,001
	Henkel AG & Co. KGaA Preference Shares	253,664	26,790
	Deutsche Boerse AG	146,390	25,552
	Beiersdorf AG	127,673	15,411
	Henkel AG & Co. KGaA	87,722	8,078
*	HelloFresh SE	68,868	6,695
	Volkswagen AG Preference Shares	12,770	3,202
	Fresenius Medical Care AG & Co. KGaA	35,530	2,952
	BASF SE	36,859	2,910
	Brenntag SE	30,584	2,846
*,1	TUI AG (XETR)	369,526	1,889
	Bayerische Motoren Werke AG	17,556	1,861
	Stabilus SA	22,572	1,839
			146,026
Greece (0.3%)
*	Eurobank Ergasias Services and Holdings SA	15,997,111	16,147
	JUMBO SA	390,348	6,574
*	Fourlis Holdings SA	554,278	2,933
			25,654
Hong Kong (1.3%)
	AIA Group Ltd.	6,117,000	75,885
*	Sands China Ltd.	4,076,800	17,160
	Jardine Matheson Holdings Ltd. (XSES)	126,900	8,112
*	Stella International Holdings Ltd.	2,766,673	4,278

		Shares	Market Value ($000)
	Jardine Matheson Holdings Ltd.	33,900	2,173
*	Galaxy Entertainment Group Ltd.	196,000	1,567
	Swire Pacific Ltd. Class A	133,000	901
	CK Hutchison Holdings Ltd.	110,192	858
	ASM Pacific Technology Ltd.	58,100	787
*	Esprit Holdings Ltd. (XHKG)	6,844,614	670
	Techtronic Industries Co. Ltd.	31,500	549
	First Pacific Co. Ltd.	1,395,250	476
	Johnson Electric Holdings Ltd.	175,500	452
			113,868
India (1.7%)
	Housing Development Finance Corp. Ltd.	1,410,722	47,080
[2]	Reliance Industries Ltd. GDR	730,254	41,311
*	ICICI Bank Ltd. ADR	1,474,033	25,206
*	Axis Bank Ltd.	1,020,685	10,302
	Bharti Airtel Ltd.	1,357,305	9,612
	Shriram Transport Finance Co. Ltd.	477,121	8,643
	Genpact Ltd.	142,660	6,481
	Mahindra & Mahindra Ltd.	323,886	3,396
			152,031
Indonesia (0.1%)
*	Media Nusantara Citra Tbk PT	37,860,650	2,434
	Bank Mandiri Persero Tbk PT	5,435,800	2,216
	PT United Tractors	911,043	1,275
			5,925
Ireland (1.6%)
*	Ryanair Holdings plc ADR	761,205	82,370
	CRH plc (XDUB)	1,100,704	55,882
*	Flutter Entertainment plc (XDUB)	20,310	3,696
*	Bank of Ireland Group plc	498,845	2,677
*	Flutter Entertainment plc	13,783	2,499
*	Irish Continental Group plc	153,724	789
*,3	Irish Bank Resolution Corp.	122,273	—
			147,913
Italy (0.1%)
	CNH Industrial NV	289,486	4,802
*,1	Saipem SPA	879,511	2,134
	UniCredit SPA	178,597	2,111
			9,047
Japan (6.3%)
	Olympus Corp.	3,006,000	59,792
	Advantest Corp.	602,400	54,088
	Sysmex Corp.	408,800	48,498
	CyberAgent Inc.	1,898,800	40,667
	SMC Corp.	63,500	37,566
	KDDI Corp.	1,058,500	32,978
	Toyota Motor Corp.	316,100	27,632
[1]	Bridgestone Corp.	601,700	27,349
	Secom Co. Ltd.	231,800	17,668
	Tokio Marine Holdings Inc.	381,700	17,581
	Kyocera Corp.	236,400	14,605
	Sompo Holdings Inc.	357,200	13,230
	Hoshizaki Corp.	151,600	12,879
	MS&AD Insurance Group Holdings Inc.	382,100	11,047
	Hitachi Ltd.	186,900	10,711
	Koito Manufacturing Co. Ltd.	158,900	9,887

		Shares	Market Value ($000)
	Nippon Telegraph & Telephone Corp.	238,900	6,246
	Sohgo Security Services Co. Ltd.	121,400	5,531
	TDK Corp.	44,400	5,375
	USS Co. Ltd.	292,500	5,113
	Seven & i Holdings Co. Ltd.	102,200	4,895
	Sumitomo Mitsui Financial Group Inc.	139,200	4,799
	Daiwa House Industry Co. Ltd.	152,500	4,585
	ITOCHU Corp.	155,300	4,481
	East Japan Railway Co.	62,200	4,436
	Toyota Industries Corp.	47,900	4,142
	Nissan Chemical Corp.	70,600	3,451
	SCSK Corp.	56,800	3,384
	Marui Group Co. Ltd.	178,600	3,370
	Daifuku Co. Ltd.	37,000	3,357
	Sumitomo Mitsui Trust Holdings Inc.	100,000	3,190
	Kirin Holdings Co. Ltd.	161,100	3,144
	Nintendo Co. Ltd.	5,300	3,067
	Sekisui Chemical Co. Ltd.	162,100	2,775
	NTT Data Corp.	177,000	2,763
	Matsumotokiyoshi Holdings Co. Ltd.	61,700	2,731
	Maeda Corp.	302,800	2,627
	Omron Corp.	32,900	2,605
	Dai-ichi Life Holdings Inc.	138,700	2,552
*	Japan Post Holdings Co. Ltd.	305,000	2,505
	Sumitomo Electric Industries Ltd.	159,200	2,351
	Takeda Pharmaceutical Co. Ltd.	69,500	2,332
	Air Water Inc.	150,200	2,314
	Yakult Honsha Co. Ltd.	39,100	2,214
	Fukuoka Financial Group Inc.	125,000	2,189
	Sumitomo Metal Mining Co. Ltd.	56,100	2,182
	Persol Holdings Co. Ltd.	102,300	2,020
	Taiheiyo Cement Corp.	87,200	1,917
	Daiwa Securities Group Inc.	340,600	1,871
	Casio Computer Co. Ltd.	107,500	1,804
	Fuji Media Holdings Inc.	156,800	1,751
	NSK Ltd.	192,400	1,627
	TechnoPro Holdings Inc.	56,400	1,334
	Senko Group Holdings Co. Ltd.	127,800	1,249
	Alfresa Holdings Corp.	77,700	1,161
	NEC Corp.	21,700	1,117
	Tsumura & Co.	34,500	1,084
	Nomura Co. Ltd.	123,500	1,062
	Sawai Group Holdings Co. Ltd.	23,400	1,044
	Kao Corp.	16,200	999
	Aeon Delight Co. Ltd.	25,700	805
	Tokyo Gas Co. Ltd.	42,600	804
	Megmilk Snow Brand Co. Ltd.	40,100	763
	Penta-Ocean Construction Co. Ltd.	90,200	629
	Toyo Seikan Group Holdings Ltd.	44,300	607
	Nippon Television Holdings Inc.	48,670	568
	NS Solutions Corp.	16,800	541
	Medipal Holdings Corp.	24,400	466
	Fuji Oil Holdings Inc.	9,500	226
	Mitsubishi Logistics Corp.	6,900	204
	Lixil Corp.	6,200	160
	Oji Holdings Corp.	15,300	88
	Sumitomo Bakelite Co. Ltd.	1,900	84

		Shares	Market Value ($000)
	Bandai Namco Holdings Inc.	50	3
			566,872
Kenya (0.0%)
*	East African Breweries Ltd.	1,923,197	3,223
Luxembourg (0.0%)
	L'Occitane International SA	529,380	1,939
Malaysia (0.0%)
	Sime Darby Bhd.	2,569,600	1,349
Mexico (0.6%)
*	Grupo Financiero Inbursa SAB de CV Class O	11,891,109	11,764
	Fomento Economico Mexicano SAB de CV ADR	117,675	9,945
*	Genomma Lab Internacional SAB de CV Class B	7,597,229	7,840
*	Gentera SAB de CV	9,461,003	5,586
	Alfa SAB de CV Class A	6,080,400	4,563
	Kimberly-Clark de Mexico SAB de CV Class A	2,436,869	4,324
	Grupo Televisa SAB ADR	280,686	4,008
	Grupo Lala SAB de CV	3,906,427	3,210
	Industrias Bachoco SAB de CV Class B	834,530	3,151
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	179,391	1,909
	Qualitas Controladora SAB de CV	209,166	975
			57,275
Netherlands (1.6%)
	Unilever plc	1,123,265	65,833
*	Prosus NV	391,116	38,317
*,2	Adyen NV	10,554	25,882
	Heineken NV	31,197	3,787
*,2	Just Eat Takeaway.com NV	32,793	3,033
	Koninklijke Ahold Delhaize NV	79,997	2,382
	Boskalis Westminster	53,168	1,709
	Koninklijke KPN NV	530,736	1,660
			142,603
New Zealand (0.0%)
	Fletcher Building Ltd.	364,561	1,916
*	SKY Network Television Ltd.	3,447,796	419
			2,335
Norway (0.8%)
*	Adevinta ASA	1,511,961	29,004
	Schibsted ASA Class A	531,289	25,630
	Schibsted ASA Class B	205,592	8,546
	Equinor ASA	180,739	3,826
	DNB ASA	78,271	1,706
			68,712
Philippines (0.0%)
	Bank of The Philippine Islands	1,159,870	2,106
	GT Capital Holdings Inc.	150,030	1,866
			3,972
Russia (0.5%)
	Sberbank of Russia PJSC ADR (XLON)	1,456,854	24,315
*,3	Mail.Ru Group Ltd. GDR (Registered) (XLON)	411,237	9,349
*	Alrosa PJSC	2,341,004	4,304
*	Global Ports Investments plc GDR (Registered)	787,969	2,712
	LUKOIL PJSC ADR	24,228	2,249
	Globaltrans Investment plc GDR (Registered)	194,968	1,397
	Sberbank of Russia PJSC ADR	16,020	266

		Shares	Market Value ($000)
*,3	Mail.Ru Group Ltd. GDR (Registered)	2,727	62
			44,654
Singapore (1.4%)
*	Sea Ltd. ADR	373,502	102,564
	DBS Group Holdings Ltd.	169,900	3,780
	Delfi Ltd.	5,247,300	3,653
	United Overseas Bank Ltd.	182,600	3,516
	Jardine Cycle & Carriage Ltd.	203,900	3,246
	Genting Singapore Ltd.	4,604,800	2,868
	Great Eastern Holdings Ltd.	150,200	2,487
	Haw Par Corp. Ltd.	174,241	1,776
	Singapore Telecommunications Ltd.	553,200	944
	Singapore Land Group Ltd.	132,400	269
			125,103
South Africa (1.9%)
	Naspers Ltd. Class N	607,935	128,181
	Tiger Brands Ltd.	736,642	10,773
	Remgro Ltd.	676,053	5,431
	Anglo American Platinum Ltd.	34,946	4,036
	Raubex Group Ltd.	1,753,847	3,991
	JSE Ltd.	480,458	3,583
	Anglo American plc	77,199	3,070
	Telkom SA SOC Ltd.	917,269	2,985
	Anglogold Ltd.	109,817	2,038
*	Grindrod Ltd.	4,854,786	1,649
	PSG Group Ltd.	201,061	1,121
*	Tsogo Sun Gaming Ltd.	754,964	420
*	Thungela Resources Ltd.	7,719	21
			167,299
South Korea (1.2%)
	Samsung Electronics Co. Ltd.	975,397	69,825
	SK Hynix Inc.	59,594	6,726
	Samsung Fire & Marine Insurance Co. Ltd.	34,020	6,663
	LG Corp.	66,056	6,010
	AMOREPACIFIC Group	74,061	4,212
	Hana Financial Group Inc.	67,620	2,771
	KT Corp. ADR	178,277	2,487
	Hyundai Motor Co.	11,052	2,352
	S-1 Corp.	30,908	2,247
	Hankook Tire & Technology Co. Ltd.	41,655	1,911
	KT Corp.	53,325	1,505
*	LX Holdings Corp.	32,033	320
	AMOREPACIFIC Group Preference Shares	4,993	204
			107,233
Spain (0.1%)
	Fluidra SA	98,704	3,922
	Viscofan SA	22,514	1,569
*,2	Gestamp Automocion SA	173,323	919
	Acerinox SA	50,123	607
	CaixaBank SA	174,995	539
			7,556
Sweden (1.1%)
	Atlas Copco AB Class B	766,468	40,367
	Epiroc AB Class B	1,464,161	28,745
	Svenska Handelsbanken AB Class A	1,415,621	15,979
	Assa Abloy AB Class B	156,799	4,727

		Shares	Market Value ($000)
	Swedish Match Ab	476,618	4,065
	Sandvik AB	128,818	3,294
*	Nordic Entertainment Group AB Class B	46,203	2,038
*	Modern Times Group MTG AB Class B	64,479	872
			100,087
Switzerland (2.3%)
	Nestle SA (Registered)	536,054	66,818
	Cie Financiere Richemont SA Class A (Registered)	481,629	58,387
	Roche Holding AG	114,555	43,169
*,2	Wizz Air Holdings plc	367,207	23,741
	Geberit AG (Registered)	7,802	5,861
	Cie Financiere Richemont SA GDR	236,954	2,883
*	Holcim Ltd.	39,487	2,373
	ABB Ltd. (Registered)	65,902	2,239
	Adecco Group AG (Registered)	32,673	2,223
*	Cie Financiere Richemont SA	566,774	36
			207,730
Taiwan (1.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,839,577	125,773
	Giant Manufacturing Co. Ltd.	925,469	10,578
	Merida Industry Co. Ltd.	687,547	7,720
	Delta Electronics Inc.	688,351	7,478
	Uni-President Enterprises Corp.	1,833,000	4,814
	King Slide Works Co. Ltd.	341,267	4,807
	Chroma ATE Inc.	600,000	4,121
	PChome Online Inc.	993,510	3,909
	Teco Electric and Machinery Co. Ltd.	3,133,190	3,731
			172,931
Thailand (0.1%)
	Kasikornbank PCL	1,417,700	5,233
*	Major Cineplex Group PCL	6,910,200	5,130
	Thai Beverage PCL	1,850,900	931
			11,294
Turkey (0.0%)
	Ulker Biskuvi Sanayi AS	525,963	1,254
United Kingdom (5.4%)
	Prudential plc	4,436,466	84,407
	Rio Tinto plc	817,565	67,521
	BHP Group plc	2,259,377	66,857
	Reckitt Benckiser Group plc	624,002	55,131
*	Farfetch Ltd. Class A	747,946	37,667
*	Compass Group plc	1,268,558	26,726
	Spectris plc	388,628	17,431
	GlaxoSmithKline plc	730,326	14,358
*	Hays plc	5,906,588	12,972
	BP plc	1,734,059	7,605
	Rightmove plc	753,078	6,769
	Barclays plc	2,180,361	5,174
*	Entain plc	205,712	4,971
	3i Group plc	292,835	4,752
	Intertek Group plc	62,015	4,746
	Lloyds Banking Group plc	7,064,496	4,570
	Diageo plc	92,395	4,428
	Unilever plc (XLON)	67,107	3,921
	HomeServe plc	279,519	3,697
	DCC plc	43,561	3,568

		Shares	Market Value ($000)
*,2	Auto Trader Group plc	405,248	3,549
	RELX plc	122,910	3,259
*	ITV plc	1,752,051	3,045
	Bunzl plc	89,877	2,973
*	SSP Group plc	763,551	2,817
*	Glencore plc	646,744	2,776
[2]	ConvaTec Group plc	831,316	2,767
	Admiral Group plc	60,349	2,626
	DS Smith plc	409,151	2,369
*	easyJet plc	184,395	2,287
	Standard Chartered plc	346,607	2,212
*	Rolls-Royce Holdings plc	1,393,231	1,907
*	WH Smith plc	71,570	1,595
	Jupiter Fund Management plc	378,870	1,479
	Inchcape plc	136,754	1,455
	Serco Group plc	757,509	1,422
*	John Wood Group plc	457,613	1,394
	BAE Systems plc	183,274	1,324
	Tesco plc	421,355	1,302
	HSBC Holdings plc	218,800	1,262
*	Carnival plc	49,919	1,146
	Daily Mail & General Trust plc Class A	74,389	993
*	Georgia Capital plc	80,998	806
*	Capita plc	1,436,008	742
	Euromoney Institutional Investor plc	43,167	609
*	Provident Financial plc	162,697	522
*	International Personal Finance plc	237,426	439
*	TUI AG	73,823	378
	Devro plc	133,779	357
	Pets at Home Group plc	24,955	158
	Close Brothers Group plc	7,320	153
	IG Group Holdings plc	10,330	121
*,2	Non-Standard Finance plc	159,227	8
			487,523
United States (52.1%)
*	Alphabet Inc. Class C	74,277	186,162
*	Booking Holdings Inc.	67,078	146,773
*	Facebook Inc. Class A	404,705	140,720
	Moody's Corp.	316,402	114,655
	Anthem Inc.	291,244	111,197
	Oracle Corp.	1,354,552	105,438
	Microsoft Corp.	375,653	101,764
*	Amazon.com Inc.	26,055	89,633
*	Alphabet Inc. Class A	36,488	89,096
	Mastercard Inc. Class A	238,671	87,136
	Johnson & Johnson	525,993	86,652
	Texas Instruments Inc.	429,159	82,527
	Martin Marietta Materials Inc.	214,826	75,578
*	Tesla Inc.	95,508	64,917
	Arthur J Gallagher & Co.	452,259	63,352
*	AutoZone Inc.	41,894	62,515
	Travelers Cos. Inc.	413,398	61,890
*	Berkshire Hathaway Inc. Class B	222,053	61,713
*	Moderna Inc.	257,680	60,550
*	Markel Corp.	50,937	60,447
	Merck & Co. Inc.	763,168	59,352
	Hershey Co.	331,929	57,815
	Estee Lauder Cos. Inc. Class A	176,252	56,062

		Shares	Market Value ($000)
	American Express Co.	325,834	53,838
*	CBRE Group Inc. Class A	611,854	52,454
*	Cloudflare Inc. Class A	493,768	52,260
	Teradyne Inc.	387,894	51,962
	TJX Cos. Inc.	765,604	51,617
*	Waters Corp.	148,618	51,364
*	Trade Desk Inc. Class A	639,600	49,479
*	CarMax Inc.	376,016	48,562
*	Twilio Inc. Class A	122,400	48,245
	Electronic Arts Inc.	330,594	47,549
*	Novocure Ltd.	212,334	47,100
	First Republic Bank	242,524	45,393
*	Alnylam Pharmaceuticals Inc.	264,701	44,872
	Kimberly-Clark Corp.	334,530	44,753
	ResMed Inc.	181,461	44,734
*	Wayfair Inc. Class A	140,580	44,383
	Albemarle Corp.	261,565	44,063
	Archer-Daniels-Midland Co.	713,627	43,246
	S&P Global Inc.	105,221	43,188
	Thermo Fisher Scientific Inc.	83,629	42,188
	Linde plc	143,857	41,589
*	FTI Consulting Inc.	304,234	41,561
*	ABIOMED Inc.	126,616	39,518
*	Zillow Group Inc. Class C	320,482	39,169
*	Axon Enterprise Inc.	221,455	39,153
	CH Robinson Worldwide Inc.	400,388	37,504
*	Illumina Inc.	78,707	37,245
	United Parcel Service Inc. Class B	178,432	37,109
	PepsiCo Inc.	246,384	36,507
	Broadridge Financial Solutions Inc.	225,020	36,347
	Service Corp. International	677,479	36,306
*	SiteOne Landscape Supply Inc.	213,939	36,211
	Progressive Corp.	367,682	36,110
	Activision Blizzard Inc.	361,210	34,474
	Fastenal Co.	650,099	33,805
	Charles Schwab Corp.	448,811	32,678
*	Teladoc Health Inc.	194,097	32,276
*	DoorDash Inc. Class A	162,969	29,062
*	Lyft Inc. Class A	456,006	27,579
	Wells Fargo & Co.	602,286	27,278
*	Netflix Inc.	51,068	26,975
*	STAAR Surgical Co.	176,616	26,934
*	Carvana Co. Class A	89,124	26,899
	M&T Bank Corp.	182,250	26,483
	PACCAR Inc.	287,742	25,681
	Procter & Gamble Co.	190,004	25,637
	Maxim Integrated Products Inc.	243,092	25,612
	Analog Devices Inc.	147,369	25,371
*	KAR Auction Services Inc.	1,443,222	25,329
*	Chegg Inc.	299,309	24,876
	Hartford Financial Services Group Inc.	393,307	24,373
	Paychex Inc.	216,133	23,191
*	Snowflake Inc. Class A	94,954	22,960
	Marsh & McLennan Cos. Inc.	160,354	22,559
	Willis Towers Watson plc	93,421	21,489
*	Globus Medical Inc. Class A	276,480	21,436
*	Datadog Inc. Class A	204,843	21,320
	Union Pacific Corp.	95,130	20,922

		Shares	Market Value ($000)
	Westinghouse Air Brake Technologies Corp.	253,609	20,872
	Expeditors International of Washington Inc.	162,866	20,619
	EOG Resources Inc.	246,531	20,571
*	Stericycle Inc.	287,178	20,548
*	DexCom Inc.	47,840	20,428
	Dolby Laboratories Inc. Class A	207,152	20,361
	Aon plc Class A (XNYS)	85,121	20,324
	MarketAxess Holdings Inc.	43,613	20,219
	Bank of New York Mellon Corp.	388,449	19,900
*	Exact Sciences Corp.	157,126	19,532
*	CoStar Group Inc.	235,780	19,527
*	Spotify Technology SA	69,845	19,249
	Intel Corp.	337,472	18,946
*	Howard Hughes Corp.	192,647	18,775
*	Arista Networks Inc.	51,631	18,706
	Bunge Ltd.	234,998	18,365
	Healthcare Services Group Inc.	539,959	17,047
	Automatic Data Processing Inc.	83,174	16,520
	Citigroup Inc.	229,585	16,243
*	IAC/InterActiveCorp.	102,202	15,757
	CME Group Inc.	72,026	15,319
	Colgate-Palmolive Co.	171,555	13,956
	Loews Corp.	253,975	13,880
	Rayonier Inc.	373,334	13,414
*,1	Oscar Health Inc. Class A	616,513	13,255
	Chubb Ltd.	79,823	12,687
*	Eventbrite Inc. Class A	634,687	12,059
	Omnicom Group Inc.	140,509	11,239
*	Vimeo Inc.	213,199	10,447
	3M Co.	51,005	10,131
*	LendingTree Inc.	46,523	9,857
	Royalty Pharma plc Class A	238,317	9,769
*	Alleghany Corp.	14,373	9,588
[1]	Tanger Factory Outlet Centers Inc.	471,038	8,879
*	Visteon Corp.	70,961	8,582
*	NOV Inc.	279,931	4,289
	PriceSmart Inc.	35,882	3,266
	Freeport-McMoRan Inc.	85,763	3,183
*	Axalta Coating Systems Ltd.	102,374	3,121
*	Organon & Co.	49,314	1,492
	Weyerhaeuser Co.	35,799	1,232
	TE Connectivity Ltd.	4,778	646
*,2	Samsonite International SA	212,100	434
			4,699,956
Total Common Stocks (Cost $5,376,039)			8,620,455

		Shares	Market Value ($000)
Temporary Cash Investments (5.2%)
Money Market Fund (5.2%)
[4,5]	Vanguard Market Liquidity Fund, 0.056% (Cost $467,346)	4,673,927	467,393
Total Investments (100.7%) (Cost $5,843,385)			9,087,848
Other Assets and Liabilities—Net (-0.7%)			(65,848)
Net Assets (100%)			9,022,000
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $65,115,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $228,879,000, representing 2.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $68,087,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	724	155,247	1,859
MSCI EAFE Index	September 2021	591	68,086	(1,587)
MSCI Emerging Markets Index	September 2021	514	35,076	(118)
				154
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open forward currency contracts at June 30, 2021.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	5,118,610	434	—	5,119,044
Common Stocks—Other	448,640	3,027,457	25,314	3,501,411
Temporary Cash Investments	467,393	—	—	467,393
Total	6,034,643	3,027,891	25,314	9,087,848
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,859	—	—	1,859
Liabilities
Futures Contracts[1]	1,705	—	—	1,705
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.